Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Total revenue	$ 16,066,022	$ 9,273,420	$ 32,514,358	$ 25,099,382	$ 53,290,401	$ 29,091,024
Restaurant Sales [Member]
Total revenue	15,774,168	9,112,500	32,040,829	24,756,785	52,514,801	28,234,826
Royalties [Member]
Total revenue	233,247	126,250	378,674	271,678	623,510	710,645
Franchise Fees [Member]
Total revenue	16,687	7,811	24,500	15,625	31,250	17,968
Advertising Fund Fees [Member]
Total revenue	41,920	26,859	70,355	55,294	120,840	127,584
Other Revenue [Member]
Total revenue						25,646
Florida [Member]
Total revenue	13,389,877	7,693,465	27,254,643	20,976,718	43,784,015	17,897,046
Georgia [Member]
Total revenue	245,467	186,623	486,787	412,045	859,873	1,053,739
Kentucky [Member]
Total revenue	528,246	407,876	1,026,309	957,656	1,875,751	2,533,631
Louisiana [Member]
Total revenue						625,227
North Carolina [Member]
Total revenue	875	875	1,750	1,750	3,500	1,500
Texas [Member]
Total revenue	6,460	2,000	11,984	4,000	13,414	1,250
West Virginia [Member]
Total revenue	$ 1,895,097	$ 982,581	$ 3,732,885	$ 2,747,213	$ 6,753,848	$ 6,978,631